LEASE LIABILITIES	12 Months Ended
Dec. 31, 2024
Lease liabilities [Abstract]
LEASE LIABILITIES [Text Block]

13 LEASE LIABILITIES

Balance at December 31, 2022	$854
Addition from acquisition of MPM (note 5)	542
Change in estimates and modification	38
Payments	(469)
Interest	100
Adjustment on currency translation	15
Balance at December 31, 2023	1,080
Addition from acquisition of FCGI (note 5)	9,196
Change in estimates and modification	595
Payments	(2,341)
Interest	221
Adjustment on currency translation	(39)
Balance at December 31, 2024	$8,712
Less current portion	5,237
Non-current portion	3,475

Upon acquisition of FCGI, the Company assumed lease liabilities of $9.2 million on heavy equipment consisting of haul trucks, loaders, dozers and drill rigs at the Florida Canyon mine which have remaining lease terms of up to 2 years and interest rates of 7.88% to 8.54% over the terms of the leases.